Short-Term Investments	9 Months Ended
Sep. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
Short-Term Investments
Our short-term investments are classified as available-for-sale and consist of the following:

	September 30, 2018
		Unrealized
	Cost	Gains	Losses	Fair Value
Commercial paper	$47,631	$—	$—	$47,631
Corporate bonds	34,598	—	22	34,576
U.S. government securities	11,911	—	4	11,907
Short-term investments	$94,140	$—	$26	$94,114

	December 31, 2017
		Unrealized
	Cost	Gains	Losses	Fair Value
Commercial paper	$5,384	$—	$—	$5,384
Corporate bonds	1,804	—	—	1,804
Short-term investments	$7,188	$—	$—	$7,188

As of September 30, 2018 and December 31, 2017, we had no investments with a contractual maturity of greater than one year. Currently, we do not intend to sell the investments and it is not more likely than not that we will be required to sell the investments before recovery of their amortized cost bases, which may be maturity. We do not consider those investments to be other-than-temporarily impaired at September 30, 2018.